Schedule of trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Payables And Accruals
Trade payables	€ 16,035	€ 24,898
Accrued expenses	52,084	11,314
Balance as at December 31	68,119	36,212
Less non-current portion
Current portion	€ 68,119	€ 36,212